TAXES - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TAXES
Increase (decrease) in amount of unrecognized tax benefits	$ (834)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	4,574	$ 5,104	$ 4,458
Additions based on tax positions related to the current year	560	464	697
Additions for tax positions of prior years	334	569	586
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(1,443)	(1,348)	(579)
Settlements	(285)	(215)	(58)
Balance at December 31	$ 3,740	$ 4,574	$ 5,104